Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

Income tax provision for the years ended December 31, 2014 and 2013, differed from the U.S. federal income tax rate of approximately 34% in the amounts indicated as a result of the following:

	2014	2013
Computed “expected” tax provision (benefit)	$(2,276)	$(1,278)
Increase in the valuation allowance for deferred tax assets	2,287	1,009
Shortfall on stock options, warrants, and RSUs	215	330
State taxes	12	19
Permanent items	45	12
Tax benefit recognized related to stock acquisition	(145)	—
Other	(68)	(67)
Total income tax provision	$70	$25

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The tax effects of these differences, to the extent they are temporary, are recorded as deferred tax assets and liabilities and consist of the following:

	2014	2013
Deferred tax assets:
Operating loss carryforward	$4,951	$3,197
Accounts receivable allowance	401	69
Texas tax credit carryforward	215	221
Stock option compensation	1,121	1,070
Goodwill and intangibles	403	602
Finance costs	209	—
Accrued expenses	209	120
Alternative Minimum Tax credit carryforwards	16	16
Total deferred tax assets	7,525	5,295
Deferred tax liabilities:
Property and equipment	(518)	(397)
Prepaid expense	(96)	(71)
Total deferred tax liabilities	(614)	(468)
Valuation allowance	(6,893)	(4,606)
Net deferred tax assets	$18	$221

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]	The income tax provision shown on the statements of operations for the years ended December 31, 2014 and 2013 consisted of the following:
	2014	2013
Current	$12	$18
Deferred	58	7
	$70	$25